As filed with the Securities and Exchange Commission on April 1, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedules of Investments.

SiM Dynamic Allocation Diversified Income Fund
Schedule of Investments
January 31, 2013 (Unaudited)

Shares		Value
	EQUITIES - 6.8%
	Real Estate Investment Trusts - 6.8%
7,262	American Capital Agency Corp.	$229,697
25,453	Annaly Capital Management, Inc.	378,486
8,487	Hatteras Financial Corp.	229,828
10,066	Invesco Mortgage Capital, Inc.	218,432
	TOTAL EQUITIES (Cost $1,027,657)	1,056,443

	EXCHANGE-TRADED FUNDS - 80.0%
	Equity ETFs - 25.5%
3,880	Health Care Select Sector SPDR Fund	166,491
4,623	iShares Cohen & Steers Realty Majors Index Fund	373,538
5,153	iShares MSCI EAFE Index Fund	303,924
4,409	iShares MSCI Emerging Markets Index	194,966
5,758	iShares Russell 1000 Growth Index Fund	393,042
4,545	iShares Russell 1000 Value Index Fund	352,101
2,196	iShares Russell 2000 Growth Index Fund	223,201
2,009	iShares Russell 2000 Value Index Fund	160,740
2,971	iShares Russell Midcap Growth Index Fund	198,047
2,879	iShares Russell Midcap Value Index Fund	155,437
7,101	SPDR Barclays Capital Convertible Securities ETF	294,620
4,976	SPDR S&P BRIC 40 ETF	124,848
6,660	Technology Select Sector SPDR Fund	195,804
2,239	Utilities Select Sector SPDR	81,903
4,949	Vanguard Growth ETF	367,760
5,852	Vanguard Value ETF	365,984
		3,952,406
	Fixed Income ETFs - 54.5%
3,503	iShares Barclays 7-10 Year Treasury Bond Fund	371,668
9,925	iShares Barclays Credit Bond Fund	1,114,379
15,286	iShares Barclays MBS Bond Fund	1,647,830
3,095	iShares Barclays TIPS Bond Fund	373,814
9,452	iShares iBoxx $ High Yield Corporate Bond Fund	885,369
11,811	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,410,470
7,385	iShares JP Morgan USD Emerging Markets Bond Fund	880,957
22,446	iShares S&P U.S. Preferred Stock Index Fund	901,207
21,708	SPDR Barclays Capital High Yield Bond ETF	886,121
		8,471,815
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,718,388)	12,424,221

Principal Amount		Value
	CORPORATE BONDS - 9.9%
	Accommodation and Food Services - 2.0%
	MGM Resorts International
$275,000	7.75%, 3/15/22	301,125
	Health Care and Social Assistance - 1.9%
	Kindred Healthcare, Inc.
305,000	8.25%, 6/1/19	301,950
	Manufacturing - 2.0%
	North Atlantic Trading, Inc.
290,000	11.50%, 7/15/16 (b)	313,925
	Professional, Scientific, and Technical Services - 4.0%
	Griffey Intermediate, Inc.
295,000	7.00%, 10/15/20 (b)	307,538
	Syncreon Global Finance Inc.
290,000	9.50%, 5/1/18 (b)	305,950
		613,488
	TOTAL CORPORATE BONDS (Cost $1,512,260)	1,530,488

Shares		Value
	SHORT-TERM INVESTMENTS - 3.2%
491,683	Fidelity Institutional Money Market Portfolio - Class I, 0.12% (a)	491,683
	TOTAL SHORT-TERM INVESTMENTS (Cost $491,683)	491,683

	Total Investments in Securities (Cost $14,749,988) - 99.9%	15,502,835
	Other Assets in Excess of Liabilities - 0.1%	18,620
	NET ASSETS - 100.0%	$15,521,455

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day annualized yield as of January 31, 2013.
(b) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Strategic Income Management, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of January 31, 2013, the value of these investments was $927,413 or 6.0% of net assets.

SiM Dynamic Allocation Equity Income Fund
Schedule of Investments
January 31, 2013 (Unaudited)

Shares		Value
	EQUITIES - 2.8%
	Real Estate Investment Trusts - 2.8%
5,539	American Capital Agency Corp.	$175,199
35,335	Annaly Capital Management, Inc.	525,431
6,543	Hatteras Financial Corp.	177,184
8,220	Invesco Mortgage Capital, Inc.	178,374
	TOTAL EQUITIES (Cost $1,027,100)	1,056,188

	EXCHANGE-TRADED FUNDS - 92.6%
	Equity ETFs - 82.6%
34,505	Health Care Select Sector SPDR Fund	1,480,610
27,432	iShares Cohen & Steers Realty Majors Index Fund	2,216,506
44,183	iShares MSCI EAFE Index Fund	2,605,913
41,549	iShares MSCI Emerging Markets Index	1,837,297
45,276	iShares Russell 1000 Growth Index Fund	3,090,540
35,458	iShares Russell 1000 Value Index Fund	2,746,931
19,919	iShares Russell 2000 Growth Index Fund	2,024,567
21,958	iShares Russell 2000 Value Index Fund	1,756,860
25,760	iShares Russell Midcap Growth Index Fund	1,717,162
18,525	iShares Russell Midcap Value Index Fund	1,000,165
25,725	SPDR Barclays Capital Convertible Securities ETF	1,067,330
38,095	SPDR S&P BRIC 40 ETF	955,804
53,457	Technology Select Sector SPDR Fund	1,571,636
19,949	Utilities Select Sector SPDR	729,734
41,708	Vanguard Growth ETF	3,099,321
50,602	Vanguard Value ETF	3,164,648
		31,065,024
	Fixed Income ETFs - 10.0%
1,239	iShares Barclays 7-10 Year Treasury Bond Fund	131,458
3,555	iShares Barclays Credit Bond Fund	399,155
6,398	iShares Barclays MBS Bond Fund	689,704
1,110	iShares Barclays TIPS Bond Fund	134,066
3,735	iShares iBoxx $ High Yield Corporate Bond Fund	349,857
5,066	iShares iBoxx $ Investment Grade Corporate Bond Fund	604,982
3,397	iShares JP Morgan USD Emerging Markets Bond Fund	405,228
17,618	iShares S&P U.S. Preferred Stock Index Fund	707,364
8,576	SPDR Barclays Capital High Yield Bond ETF	350,072
		3,771,886
	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,307,898)	34,836,910

Principal Amount		Value
	CORPORATE BONDS - 1.9%
	Health Care and Social Assistance - 0.9%
	Kindred Healthcare, Inc.
$355,000	8.25%, 6/1/19	351,450
	Manufacturing - 1.0%
	North Atlantic Trading, Inc.
335,000	11.50%, 7/15/16 (b)	362,638
	TOTAL CORPORATE BONDS (Cost $700,260)	714,088

Shares		Value
	SHORT-TERM INVESTMENTS - 2.6%
961,786	Fidelity Institutional Money Market Portfolio - Class I, 0.12% (a)	961,786
	TOTAL SHORT-TERM INVESTMENTS (Cost $961,786)	961,786

	Total Investments in Securities (Cost $32,997,044) - 99.9%	37,568,972
	Other Assets in Excess of Liabilities - 0.1%	27,845
	NET ASSETS - 100.0%	$37,596,817

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day annualized yield as of January 31, 2013.
(b) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Strategic Income Management, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of January 31, 2013, the value of these investments was $362,638 or 1.0% of net assets.

SiM Dynamic Allocation Funds
Notes to Schedule of Investments
January 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The SiM Dynamic Allocation Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks, REITs, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2013:

SiM Dynamic Allocation Diversified Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$1,056,443	$ -	$ -	$1,056,443
Exchanged-Traded Funds
Equity	3,952,406	-	-	3,952,406
Fixed Income	8,471,815	-	-	8,471,815
Total Exchange-Traded Funds	12,424,221	-	-	12,424,221
Corporate Bonds	-	1,530,488	-	1,530,488
Short-Term Investments	491,683	-	-	491,683
Total Investments in Securities	$13,972,347	$1,530,488	$ -	$15,502,835

SiM Dynamic Allocation Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$1,056,188	$ -	$ -	$1,056,188
Exchanged-Traded Funds
Equity	31,065,024	-	-	31,065,024
Fixed Income	3,771,886	-	-	3,771,886
Total Exchange-Traded Funds	34,836,910	-	-	34,836,910
Corporate Bonds	-	714,088	-	714,088
Short-Term Investments	961,786	-	-	961,786
Total Investments in Securities	$36,854,884	$ 714,088	$ -	$37,568,972

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at January 31, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended January 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

SiM Dynamic Allocation Diversified Income Fund

Cost of investments	$14,466,626

Gross unrealized appreciation	$1,096,499
Gross unrealized depreciation	(60,290)
Net unrealized appreciation	$1,036,209

SiM Dynamic Allocation Equity Income Fund

Cost of investments	$32,639,421

Gross unrealized appreciation	$5,020,613
Gross unrealized depreciation	(91,062)
Net unrealized appreciation	$4,929,551

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Douglas G. Hess
           Douglas G. Hess, President

Date          3/13/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Douglas G. Hess
Douglas G. Hess, President

Date          3/13/13

By (Signature and Title)*      /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date          3/13/13

* Print the name and title of each signing officer under his or her signature.